GOODWILL	12 Months Ended
Jun. 30, 2022
Summary Of Changes In Goodwill
GOODWILL

15. GOODWILL

The following table shows the movements in goodwill:

	2022	2021
	$	$
Gross carrying amount:
Balance at beginning of period	-	-
Acquired through business combination (Note 17)	4,506,653	-
Balance at end of period	4,506,653	-

Accumulated impairment:
Balance at beginning of period	-	-
Impairment loss recognised	-	-
Balance at end of period	-	-
Carrying amount at the end of the period	4,506,653	-

Management has determined that the acquisition of EasyDNA is a single cash generating unit. Further details of net assets acquired and of goodwill is disclosed in Note 17.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

15. GOODWILL (cont.)

(i) Key assumptions used for value-in-use calculations

The estimates below were used in the goodwill impairment assessment:

Revenue growth (FY2024 to FY2025)	15%
Revenue growth (FY2026 to FY2027)	5%
Gross margin	51.2%
Post-tax discount rate	15%
Growth rate beyond FY2027	2.5%

(ii) Impact of possible changes in key assumptions

The key assumptions in the value-in-use impairment tests are estimated post-tax cash flows, revenue growth rates, gross margins and the discount rate. Management is aware that reasonably possible negative changes in the estimated post-tax cash flows or the discount rate could cause the recoverable amount to fall below the carrying amount as at 30 June 2022. However, no impairment was recorded as at 30 June 2022. Based on the sensitivity analysis performed, impairment would exist if the revenue growth rates for year 2 and 3 were to fall below 10% and 7.8%, respectively.